                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208

                          Oppenheimer Select Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 07/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                       Shares          Value
                                                    -----------   --------------
COMMON STOCKS--97.4%
CONSUMER DISCRETIONARY--10.6%
AUTO COMPONENTS--2.6%
Lear Corp.(1)                                           107,800   $    8,426,726
                                                                  --------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Brinker International, Inc.                             186,314        2,928,856
                                                                  --------------
HOUSEHOLD DURABLES--1.7%
Mohawk Industries, Inc.(1)                              114,200        5,587,806
                                                                  --------------
MEDIA--5.4%
Comcast Corp., Cl. A                                    331,402        6,452,397
Time Warner Cable, Inc.                                  88,527        5,061,089
Viacom, Inc., Cl. B                                     194,377        6,422,216
                                                                  --------------
                                                                      17,935,702
CONSUMER STAPLES--8.0%
BEVERAGES--2.9%
Molson Coors Brewing Co., Cl. B, Non-Vtg.               210,815        9,488,783
                                                                  --------------
FOOD & STAPLES RETAILING--2.8%
Walgreen Co.                                            322,802        9,215,997
                                                                  --------------
FOOD PRODUCTS--2.3%
Chiquita Brands International, Inc.(1)                  513,988        7,545,344
                                                                  --------------
ENERGY--14.0%
ENERGY EQUIPMENT & SERVICES--2.1%
Halliburton Co.                                         231,350        6,912,738
                                                                  --------------
OIL, GAS & CONSUMABLE FUELS--11.9%
Bill Barrett Corp.(1)                                    94,400        3,339,872
Chevron Corp.                                           135,149       10,299,705
CONSOL Energy, Inc.                                     186,705        6,997,703
Exxon Mobil Corp.                                        52,749        3,148,060
Marathon Oil Corp.                                      180,007        6,021,234
Noble Energy, Inc.                                       48,419        3,246,978
Royal Dutch Shell plc, ADR                               58,150        3,222,673
Ultra Petroleum Corp.(1)                                 66,100        2,800,657
                                                                  --------------
                                                                      39,076,882
FINANCIALS--25.1%
CAPITAL MARKETS--6.0%
E*TRADE Financial Corp.(1)                              620,960        9,084,645
Goldman Sachs Group, Inc. (The)                          23,210        3,500,532
State Street Corp.                                      184,790        7,192,027
                                                                  --------------
                                                                      19,777,204
COMMERCIAL BANKS--6.5%
CIT Group, Inc.(1)                                       23,100          839,916
Comerica, Inc.                                           58,457        2,242,411
PNC Financial Services Group, Inc.                       96,100        5,707,379
Wells Fargo & Co.                                       458,500       12,714,205
                                                                  --------------
                                                                      21,503,911
DIVERSIFIED FINANCIAL SERVICES--4.6%
JPMorgan Chase & Co.                                    378,498       15,245,899
                                                                  --------------
INSURANCE--8.0%
CNO Financial Group, Inc.(1)                            839,700        4,509,189
                                                                  --------------


                       1 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                       Shares          Value
                                                    -----------   --------------
INSURANCE CONTINUED
Everest Re Group Ltd.                                    65,372   $    5,074,175
Genworth Financial, Inc., Cl. A(1)                      191,600        2,601,928
MetLife, Inc.                                           335,824       14,124,757
                                                                  --------------
                                                                      26,310,049
HEALTH CARE--10.6%
BIOTECHNOLOGY--5.3%
Amgen, Inc.(1)                                           59,560        3,247,807
Gilead Sciences, Inc.(1)                                429,340       14,305,609
                                                                  --------------
                                                                      17,553,416
HEALTH CARE PROVIDERS & SERVICES--0.9%
Aetna, Inc.                                             104,396        2,907,429
                                                                  --------------
PHARMACEUTICALS--4.4%
Merck & Co., Inc.                                       276,930        9,543,008
Pfizer, Inc.                                            327,180        4,907,700
                                                                  --------------
                                                                      14,450,708
INDUSTRIALS--12.3%
AEROSPACE & DEFENSE--1.9%
AerCap Holdings NV(1)                                   485,116        6,316,210
                                                                  --------------
INDUSTRIAL CONGLOMERATES--3.1%
Tyco International Ltd.                                 265,220       10,152,622
                                                                  --------------
MACHINERY--6.7%
Ingersoll-Rand plc                                      149,630        5,605,140
Navistar International Corp.(1)                         185,665        9,600,737
WABCO Holdings, Inc.(1)                                 177,870        6,880,012
                                                                  --------------
                                                                      22,085,889
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aircastle Ltd.                                          222,560        2,034,198
                                                                  --------------
INFORMATION TECHNOLOGY--5.9%
COMMUNICATIONS EQUIPMENT--1.5%
Harris Corp.                                            108,560        4,834,177
                                                                  --------------
COMPUTERS & PERIPHERALS--3.0%
Dell, Inc.(1)                                           478,733        6,338,425
Lexmark International, Inc., Cl. A(1)                    97,400        3,579,450
                                                                  --------------
                                                                       9,917,875
OFFICE ELECTRONICS--1.4%
Xerox Corp.                                             484,600        4,720,004
                                                                  --------------
MATERIALS--4.6%
CHEMICALS--4.6%
Celanese Corp., Series A                                370,935       10,419,564
Potash Corp. of Saskatchewan, Inc.                       44,300        4,645,741
                                                                  --------------
                                                                      15,065,305
TELECOMMUNICATION SERVICES--1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
AT&T, Inc.                                              228,837        5,936,032
                                                                  --------------
UTILITIES--4.5%
ELECTRIC UTILITIES--2.5%
Edison International, Inc.                              152,440        5,053,386
                                                                  --------------


                       2 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                       Shares          Value
                                                    -----------   --------------
ELECTRIC UTILITIES CONTINUED
Exelon Corp.                                             75,866   $    3,173,475
                                                                  --------------
                                                                       8,226,861
MULTI-UTILITIES--2.0%
CMS Energy Corp.                                        414,018        6,591,166
                                                                  --------------
Total Common Stocks (Cost $291,737,909)                              320,747,789
                                                                  --------------
INVESTMENT COMPANY--3.0%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.30% (2,3) (Cost $10,029,500)                10,029,500       10,029,500
                                                                  --------------
TOTAL INVESTMENTS, AT VALUE (COST $301,767,409)           100.4%     330,777,289
                                                                  --------------
Liabilities in Excess of Other Assets                      (0.4)      (1,413,814)
                                                    -----------   --------------
Net Assets                                                100.0%  $  329,363,475
                                                    ===========   ==============

Footnotes to Statement of Investments

* July 30, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES         GROSS        GROSS         SHARES
                                                     APRIL 30, 2010    ADDITIONS   REDUCTIONS   JULY 30, 2010
                                                     --------------   ----------   ----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E      8,928,333     45,126,470   44,025,303     10,029,500

                                                        VALUE      INCOME
                                                     -----------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $10,029,500   $4,511

(3.) Rate shown is the 7-day yield as of July 30, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).


                       3 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

The table below categorizes amounts as of July 30, 2010 based on valuation input level:

                                  LEVEL 1--         LEVEL 2--            LEVEL 3--
                                  UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                                QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS       VALUE
                                -------------   -----------------   -------------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary        $ 34,879,090          $--                  $--           $ 34,879,090
   Consumer Staples                26,250,124           --                   --             26,250,124
   Energy                          45,989,620           --                   --             45,989,620
   Financials                      82,837,063           --                   --             82,837,063
   Health Care                     34,911,553           --                   --             34,911,553
   Industrials                     40,588,919           --                   --             40,588,919
   Information Technology          19,472,056           --                   --             19,472,056
   Materials                       15,065,305           --                   --             15,065,305
   Telecommunication Services       5,936,032           --                   --              5,936,032
   Utilities                       14,818,027           --                   --             14,818,027
Investment Company                 10,029,500           --                   --             10,029,500
                                 ------------          ---                  ---           ------------
Total Assets                     $330,777,289          $--                  $--           $330,777,289
                                 ------------          ---                  ---           ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since July 30, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                       4 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                       5 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

Federal tax cost of securities   $308,258,469
                                 ============
Gross unrealized appreciation    $ 32,771,495
Gross unrealized depreciation     (10,252,675)
                                 ------------
Net unrealized appreciation      $ 22,518,820
                                 ============


                       6 | Oppenheimer Select Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/13/2010